As filed with the Securities and Exchange Commission on August 25, 2006

                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                  FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:  811-05631

                        First Pacific Mutual Fund, Inc.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                   2756 Woodlawn Drive, Suite #6-201
                           Honolulu, HI  96822
                ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Audrey C. Talley
                         Drinker Biddle & Reath LLP
                  One Logan Square, 18th and Cherry Streets
                         Philadelphia, PA  19103
                    ---------------------------------------
                    (Name and address of agent for service)


                              (808) 988-8088
                              --------------
              Registrant's telephone number, including area code

                 Date of fiscal year end:  September 30
                              ---------------

                 Date of reporting period:  June 30, 2006
                              -----------------











Item 1.  Schedule of Investments.
The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

	Par Value                                           	Value
                                                           (Note 1 (A))
                     HAWAII MUNICIPAL BONDS - 98.60%
		Hawaii County
			General Obligation Bonds - 4.78%
$       300,000			5.600%,	05/01/11	$	  321,105
        500,000			5.000%,	07/15/17		  522,845
	1,000,000			5.625%,	05/15/18		1,054,850
	1,000,000			5.625%,	05/15/19		1,054,020
	1,025,000			5.125%,	07/15/20		1,061,439
	1,250,000			5.125%,	07/15/21		1,292,725
	1,000,000			5.000%,	07/15/22		1,028,600
	1,000,000			5.000%,	07/15/23		1,027,390
							                  7,362,974
		Hawaii State
			General Obligation Bonds - 6.80%
	  135,000			6.000%,	10/01/08		  141,182
	  120,000			5.250%,	04/01/11		  124,055
      1,000,000			5.000%,	07/01/17		1,049,430
	1,500,000			5.000%,	07/01/18		1,569,600
      2,000,000			5.250%,	07/01/18		2,102,560
	3,705,000			5.000%,	10/01/19		3,854,348
  	1,580,000			5.125%,	02/01/22		1,638,349
							                 10,479,524

			Airport Systems Revenue Bonds - 16.22%
	2,000,000			8.000%,	07/01/11		2,328,920
	  385,000			6.900%,	07/01/12		  421,790
        360,000			6.900%,	07/01/12		  395,111
      4,580,000			6.500%,	07/01/13		5,012,306
	4,000,000			6.500%,	07/01/14		4,372,920
	  500,000			6.500%,	07/01/15		  546,040
      3,235,000			5.750%,	07/01/17		3,455,433
	8,000,000			5.625%,	07/01/18		8,467,440
							                 24,999,960

			Certificates of Participation - #1 Capital District - 2.23%
	1,000,000			5.000%,	05/01/16		1,032,360
	  555,000			5.000%,	05/01/18		  571,833
	1,750,000			5.500%,	05/01/20		1,829,398
							                  3,433,591

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)


	Par Value	                                          Value
			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.00%
$	5,430,000			5.750%,	12/01/18	$	5,744,723
        125,000			6.150%,	01/01/20		  132,433
	1,125,000			5.700%,	07/01/20		1,184,017
	  115,000			5.450%,	11/01/23		  115,129
	  625,000			6.200%,	05/01/26		  632,631
	  600,000			5.875%,	12/01/26		  610,494
	9,225,000			5.650%,	10/01/27		9,785,603
	6,025,000			6.200%,	11/01/29		6,468,139
							                 24,673,169

			     Chaminade University- 0.80%
	1,270,000 			4.700%,	01/01/31		1,232,230

                       Hawaii Pacific Health- 0.10%
	  150,000 			5.600%,	07/01/33		  154,095

			     Kapiolani Health Care System - 3.65%
	1,500,000			6.000%,	07/01/11		1,530,000
	1,525,000			6.400%,	07/01/13		1,639,787
	  700,000			6.200%,	07/01/16		  714,000
	1,715,000			6.250%,	07/01/21		1,749,300
							                  5,633,087

			     Kuakini Hawaii Health System - 3.19%
	1,570,000			6.300%,	07/01/22		1,691,267
	3,000,000			6.375%,	07/01/32		3,227,160
							                  4,918,427

			     Mid Pacific Institute- 1.22%
	1,835,000 			5.000%,	01/01/26		1,880,967

			     The Queen's Health Systems - 4.26%
	1,020,000			6.000%,	07/01/20		1,040,400
	  100,000			5.250%,	07/01/23		  104,643
	5,310,000			5.750%,	07/01/26		5,416,200
							                  6,561,243






See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)

	Par Value	                                          Value

				Wilcox Hospital - 2.11%
$	  800,000			5.250%,	07/01/13	$	  820,200
	2,245,000			5.350%,	07/01/18		2,310,599
	  115,000			5.500%,	07/01/28		  117,012
		                                                3,247,811

			Harbor Capital Improvements Revenue Bonds - 4.72%
	2,000,000			5.750%,	07/01/12		2,068,620
        500,000			5.000%,	01/01/14		  518,330
      1,580,000			5.250%,	01/01/16		1,653,359
      1,665,000			5.375%,	01/01/17		1,757,241
	  200,000			5.750%,	07/01/17		  206,862
	  500,000			5.500%,	07/01/19		  525,180
	  520,000			5.750%,	07/01/29		  546,666
							                  7,276,258

			Hawaii Health Systems - 1.34%
	  760,000			3.800%,   02/15/13		  727,958
	1,370,000			4.700%,   02/15/19		1,345,655
	                                                      2,073,613

			Highway Revenue Bonds - 4.46%
      1,000,000			5.600%,    07/01/14		1,020,000
	1,000,000			5.000%,    07/01/20		1,039,610
	1,000,000			5.000%,    07/01/21		1,037,360
 	3,655,000			5.000%,    07/01/22		3,783,364
                                                            6,880,334

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 3.13%
	  335,000			5.750%,	07/01/30		  336,584
	2,615,000			5.375%,	07/01/33		2,655,716
	1,790,000			5.000%,	07/01/36		1,831,922
							                  4,824,222

			Department of Hawaiian Homelands - 2.54%
	  900,000			4.050%,	07/01/06		  900,000
	1,355,000			4.100%,	07/01/07		1,352,520
	1,465,000			4.250%,	07/01/09		1,461,338
	  200,000			4.450%,	07/01/11		  200,724
							                  3,914,582




See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)


	Par Value	                                          Value
			University Faculty Housing - 1.51%
$	  800,000			5.650%,	10/01/16	$	  807,608
	1,500,000			5.700%,	10/01/25		1,514,445
		                                                2,322,053

			University of Hawaii - Revenue Bonds - 2.85%
	  750,000			5.500%,	07/15/16		  805,545
	3,500,000			5.125%,	07/15/32		3,597,545
							                  4,403,090

		Honolulu City & County
			Board of Water Supply - 1.49%
	  500,000			5.800%,	07/01/16		  505,000
	  750,000			5.800%,	07/01/21		  757,500
	1,000,000			5.000%,	07/01/23		1,030,520
							                  2,293,020

			Waste & Water System - 4.32%
	2,000,000			5.250%,	07/01/18		2,084,020
      4,370,000			5.000%,	07/01/18		4,572,768
							                  6,656,788

			General Obligation Bonds - 0.64%
	  200,000			7.350%,	07/01/06		  200,000
	  365,000			6.000%,	11/01/10		  395,025
        275,000			5.125%,	07/01/15		  285,989
	  105,000			5.500%,	09/01/16		  107,372
							                    988,386

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Maunakea Apartments - 0.34%
	  508,000			5.750%,	11/20/09		  519,562

					Sunset Villas - 3.30%
	2,955,000			5.600%,	07/20/21		3,017,055
	2,000,000			5.700%,	07/20/31		2,071,940
							                  5,088,995









See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)


	Par Value	                                          Value

		Kauai County
			General Obligation Bonds - 4.91%
$	  410,000			5.850%,	08/01/07	$	  418,540
	1,280,000			5.850%,	08/01/07		1,306,662
	  595,000			6.250%, 	08/01/19		  646,890
	  695,000			6.250%, 	08/01/22		  755,611
      1,065,000			5.000%, 	08/01/25		1,084,511
	3,280,000			5.000%,	08/01/27		3,366,494
							                  7,578,708

			Housing Authority Paanau Project - 0.67%
	1,040,000			7.250%,	04/01/12		1,032,356

		Maui County
			General Obligation Bonds - 1.02%
	  500,000			5.300%,	09/01/14		  513,660
        500,000			5.000%,	09/01/17		  511,980
	  525,000			5.000%,	03/01/23		  542,089
							                  1,567,729

Total Hawaii Municipal Bonds (Cost $150,102,185)	    151,996,774






















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)


	Par Value	                                       Value

		         PUERTO RICO MUNICIPAL BONDS - 0.15%
		Puerto Rico Commonwealth
			Housing Finance Corp.
			  Single-Family Mortgage Revenue Bonds - 0.15%
$	  230,000			6.250%,	04/01/29	$	  231,488

     Total Puerto Rico Municipal Bonds (Cost $230,112)	  231,488


                    VIRGIN ISLANDS MUNICIPAL BONDS - 0.08%
		 Virgin Islands
			Public Finance Authority, Series A - 0.08%
	  100,000			7.300%, 	10/01/18		  121,776

     	Total Virgin Islands Municipal Bonds (Cost $99,625)	  121,776




Total Investments (Cost $150,431,922) (a)	    98.83%	    152,350,038
Other Assets Less Liabilities		           1.17%		1,809,193
Net Assets		                           100.00%	$   154,159,231

(a)	 Aggregate cost for federal income tax purposes is $150,431,922.


      At June 30, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	        $	3,027,675
			Gross unrealized (depreciation)	     (1,109,559)
			Net unrealized appreciation	        $	1,918,116











See accompanying notes to schedule of investments.


HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)


	Par Value	                                          Value
                    HAWAII MUNICIPAL BONDS -  93.39%
		Hawaii County
			General Obligation Bonds - 6.75%
$	  350,000			5.000%,	07/15/11	$	  366,110
	  250,000			4.000%,	07/15/13		  248,485
							                    614,595

		Hawaii State
			Airport Systems Revenue Bonds - 5.31%
	  100,000			5.000%,	07/01/07	        100,967
	  100,000			6.900%,	07/01/12	        109,753
 	  250,000			6.375%,	07/01/12		  272,845
							                    483,565

			Certificates of Participation  - Kapolei - 2.85%
        250,000			5.250%,	05/01/13	 	  259,518

			Certificates of Participation  - #1 Capitol District - 1.11%
        100,000			4.750%,	05/01/07	 	  100,706

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.60%
	  400,000			4.950%,	04/01/12	 	  418,656

				Kapiolani Health Care Systems - 11.80%
 	1,000,000			6.400%,	07/01/13	 	1,075,270

				The Queen's Health Systems - 3.08%
	  275,000			5.750%,	07/01/26	 	  280,500

				Wilcox Hospital - 1.13%
	  100,000			5.250%,	07/01/13	 	  102,525

			General Obligation Bonds - 4.52%
	  150,000			5.900%,	10/01/06		  150,738
	  100,000			5.250%,	07/01/12		  106,431
	  150,000			5.000%,	04/01/15	 	  154,445
						 	                    411,614







See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)


	Par Value	                                          Value
			Harbor Capital Improvements Revenue Bonds - 9.25%
$	  200,000			5.400%,	07/01/09	  $	  205,708
	   70,000			5.750%,	07/01/10		   74,102
	  210,000			5.000%,	07/01/10		  216,573
        185,000			5.250%,	07/01/11		  190,461
	  150,000			5.000%,	07/01/12	   	  156,051
							                    842,895

			Hawaiian Homeland Department - 3.85%
	  250,000			4.050%,	07/01/06	 	  250,000
	  100,000			4.450%,	07/01/11	 	  100,362
							                    350,362

			Highway & Transportation Authority - 3.02%
	  275,000			5.000%,	07/01/06	 	  275,000

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 1.06%
	  100,000			3.700%,	01/01/13	 	   96,535

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 11.19%
	  300,000			4.800%,	07/01/07		  301,029
   	  265,000			4.650%,	07/01/12		  268,159
	  445,000			4.800%,	07/01/13	 	  450,095
							                  1,019,283

			University of Hawaii
				University Revenue Bonds - 3.33%
	  300,000			4.300%,	07/15/13	 	  303,171

			Hawaii Health Systems Corp. - 3.15%
	  300,000			3.800%,	02/15/13	 	  287,352









See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)


	Par Value	                                          Value
		Honolulu City & County
		    	General Obligation Bonds - 4.71%
$	  150,000			4.750%,	02/01/09	$ 	  152,460
	  100,000			5.000%, 	07/01/09		  103,157
	  170,000			4.850%, 	02/01/10		  173,453
						 	                    429,070

			Waste System Revenue - 4.57%
	  200,000			4.400%, 	07/01/11		  203,066
	  200,000			5.500%, 	07/01/11		  213,624
						 	                    416,690

			Multi-Family Mortgage Revenue Bond Maunakea - 1.03%
	   92,000                 5.750%,    11/20/09            94,094

	      Kauai County
			General Obligation Bonds - 2.76%
         35,000			4.125%, 	08/01/08		   35,237
	  215,000			4.125%,	08/01/08	 	  216,331
						 	                    251,568

	       Maui County
			General Obligation Bonds - 4.32%
	  190,000			4.650%,	03/01/07		  191,132
	  200,000			4.250%,	03/01/12	 	  202,700
						 	                    393,832

	Total Hawaii Municipal Bonds (Cost $8,566,072)	     	8,506,801


















See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2006 (Unaudited)


	Par Value	                                                Value
                     VIRGIN ISLANDS MUNICIPAL BONDS - 2.88%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.88%
$	  250,000			5.000%,	 07/01/14		$ 	  262,772

   	Total Virgin Islands Municipal Bonds (Cost $269,882)	    	  262,772


	Total Investments (Cost $8,835,954) (a)	    96.27%		8,769,573
	Other Assets Less Liabilities		           3.73%	 	  339,761
	Net Assets		                           100.00%	$	9,109,334

	(a)	Aggregate cost for federal income tax purposes is $8,835,954.


	At June 30, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

				Gross unrealized appreciation		$	   29,313
				Gross unrealized (depreciation)		  (95,694)
					Net unrealized (depreciation)	$	  (66,381)
























See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2006

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is authorized to offer two Classes of Shares: Investor Shares and Institutional Shares. The Classes offer different distribution charges and shareholder servicing fees which may affect performance.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

	(A)	SECURITY VALUATION

	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a
  	 multitude of factors in accordance with established procedures.

	(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
         	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.









Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.





























                               SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 24, 2006
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 24, 2006
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  August 24, 2006
-------------------------------------